UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class and Class L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	2.85%
Communications	7.44%
Consumer, Cyclical	14.37%
Consumer, Non-cyclical	25.83%
Energy	6.08%
Financial	7.55%
Industrial	16.83%
Technology	11.45%
Utilities	0.66%
Short Term Investments	6.94%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,060.80	$5.26

Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.15

Class L
Actual	$1,000.00	$1,059.60	$6.59

Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46

*Expenses are equal to the Fund's annualized expense ratio of 1.03% for the Initial Class shares and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PROCE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials - 2.91%
101,000	Agnico Eagle Mines Ltd	$3,868,300
101,000	Celanese Corp Class A	6,492,280
111,000	Franco-Nevada Corp	5,964,800
103,000	Rockwood Holdings Inc	7,826,970
		24,152,350
Communications - 7.61%
99,000	Aimia Inc	1,624,563
60,000	Charter Communications Inc Class A (a)	9,502,800
88,929	Coupons.com Inc (a)(b)(c)	2,222,736
10,000	Coupons.com Inc (a)(d)	263,100
189,000	DigitalGlobe Inc (a)	5,254,200
68,000	FactSet Research Systems Inc (d)	8,179,040
490,000	JDS Uniphase Corp (a)	6,110,300
11,000	LinkedIn Corp Class A (a)	1,886,170
51,100	Markit Ltd (a)	1,378,678
167,000	Motorola Solutions Inc	11,117,190
6,000	Netflix Inc (a)	2,643,600
73,000	Rackspace Hosting Inc (a)	2,457,180
18,000	TripAdvisor Inc (a)	1,955,880
175,000	VeriSign Inc (a)	8,541,750
		63,137,187
Consumer, Cyclical - 14.68%
17,000	AutoZone Inc (a)	9,116,080
254,000	CarMax Inc (a)	13,210,540
9,000	Chipotle Mexican Grill Inc (a)	5,332,590
101,000	Choice Hotels International Inc (d)	4,758,110
68,000	Coach Inc	2,324,920
77,000	Dollar General Corp (a)	4,416,720
109,000	Dollar Tree Inc (a)	5,936,140
22,100	DSW Inc Class A	617,474
30,000	Extended Stay America Inc	694,800
177,000	Fastenal Co	8,759,730
100	Five Below Inc (a)	3,991
51,000	Hanesbrands Inc	5,020,440
84,000	Harley-Davidson Inc	5,867,400
34,000	Harman International Industries Inc	3,652,620
75,000	L Brands Inc	4,399,500
135,000	Marriott International Inc Class A	8,653,500
83,900	Michaels Cos Inc (a)	1,430,495
254,000	Norwegian Cruise Line Holdings Ltd (a)	8,051,800
61,000	O'Reilly Automotive Inc (a)	9,186,600
844,000	Rite Aid Corp (a)	6,051,480
12,000	Tesla Motors Inc (a)(d)	2,880,720
75,000	Tim Hortons Inc	4,104,750
43,000	WABCO Holdings Inc (a)	4,593,260

Shares		Fair Value
Consumer, Cyclical - (continued)
108,000	Wolverine World Wide Inc	$2,814,480
		121,878,140
Consumer, Non-cyclical - 26.42%
14,700	Align Technology Inc (a)	823,788
177,000	Alkermes PLC (a)	8,908,410
37,000	Alnylam Pharmaceuticals Inc (a)	2,337,290
63,000	Aramark Holdings Corp	1,630,440
272,000	Bruker Corp (a)	6,601,440
221,000	CareFusion Corp (a)	9,801,350
64,000	Cooper Cos Inc	8,673,920
199,000	CoreLogic Inc (a)	6,041,640
85,000	Covance Inc (a)	7,274,300
24,000	Cubist Pharmaceuticals Inc (a)	1,675,680
240,000	DENTSPLY International Inc	11,364,000
117,000	Envision Healthcare Holdings Inc (a)	4,201,470
101,000	Equifax Inc	7,326,540
130,000	Gartner Inc Class A (a)	9,167,600
84,000	Global Payments Inc	6,119,400
68,000	Henry Schein Inc (a)	8,069,560
205,000	Hertz Global Holdings Inc (a)	5,746,150
162,000	Hospira Inc (a)	8,321,940
72,000	IDEXX Laboratories Inc (a)	9,617,040
24,000	Illumina Inc (a)	4,284,960
65,000	Incyte Corp Ltd (a)	3,668,600
23,000	Intuitive Surgical Inc (a)	9,471,400
14,000	Keurig Green Mountain Inc	1,744,540
86,000	Manpowergroup Inc	7,297,100
84,000	MEDNAX Inc (a)	4,884,600
15,000	Pharmacyclics Inc (a)	1,345,650
16,000	Puma Biotechnology Inc (a)	1,056,000
102,000	Quanta Services Inc (a)	3,527,160
20,000	Seattle Genetics Inc (a)	765,000
39,000	Sirona Dental Systems Inc (a)	3,215,940
115,000	Sprouts Farmers Market Inc (a)(d)	3,762,800
66,000	Teleflex Inc	6,969,600
20,000	Towers Watson & Co Class A	2,084,600
73,000	TreeHouse Foods Inc (a)	5,845,110
69,000	Universal Health Services Inc Class B	6,607,440
204,000	Vantiv Inc Class A (a)	6,858,480
101,000	Verisk Analytics Inc Class A (a)	6,062,020
45,000	Vertex Pharmaceuticals Inc (a)	4,260,600
266,000	WhiteWave Foods Co Class A (a)	8,610,420
84,000	Whole Foods Market Inc	3,244,920
		219,268,898

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PROCE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Energy - 6.22%
51,000	Athlon Energy Inc (a)	$2,432,700
51,000	Concho Resources Inc (a)	7,369,500
126,000	CONSOL Energy Inc	5,804,820
119,000	EQT Corp	12,721,100
35,000	Laredo Petroleum Inc (a)	1,084,300
27,000	Pioneer Natural Resources Co	6,204,870
119,000	Range Resources Corp	10,347,050
67,000	SM Energy Co	5,634,700
		51,599,040
Financial - 7.72%
136,000	CBOE Holdings Inc	6,692,560
322,000	Fidelity National Financial Inc Class A	10,548,720
135,000	HCC Insurance Holdings Inc	6,606,900
36,000	Intercontinental Exchange Inc	6,800,400
59,000	Jones Lang LaSalle Inc	7,457,010
103,000	LPL Financial Holdings Inc	5,123,220
253,000	Progressive Corp	6,416,080
168,000	Santander Consumer USA Holdings Inc	3,265,920
237,000	TD Ameritrade Holding Corp	7,429,950
87,000	Willis Group Holdings PLC	3,767,100
		64,107,860
Industrial - 17.22%
47,000	Acuity Brands Inc	6,497,750
187,000	Agilent Technologies Inc	10,741,280
169,000	AMETEK Inc	8,835,320
303,000	Babcock & Wilcox Co	9,835,380
84,000	Ball Corp	5,265,120
18,000	Cognex Corp (a)	691,200
89,000	Colfax Corp (a)	6,634,060
51,000	FEI Co	4,627,230
156,000	IDEX Corp	12,595,440
67,000	JB Hunt Transport Services Inc	4,943,260
56,000	Kansas City Southern	6,020,560
44,000	Martin Marietta Materials Inc (d)	5,810,200
8,000	Mettler-Toledo International Inc (a)	2,025,440
33,000	Nordson Corp	2,646,270
134,000	Pall Corp	11,442,260
176,000	Rexnord Corp (a)	4,954,400
68,000	Roper Industries Inc	9,928,680
186,000	Sensata Technologies Holding NV (a)	8,701,080
339,000	Textron Inc	12,980,310
118,000	Trimble Navigation Ltd (a)	4,360,100
86,200	Xylem Inc	3,368,696
		142,904,036

Shares		Fair Value
Technology - 11.30%
77,000	Akamai Technologies Inc (a)	$4,701,620
342,000	Altera Corp	11,887,920
539,000	Atmel Corp (a)	5,050,430
50,000	Concur Technologies Inc (a)	4,667,000
27,000	Cree Inc (a)	1,348,650
16,184	Dropbox Inc (a)(b)(c)	236,657
67,000	Fidelity National Information Services Inc	3,667,580
241,000	Fiserv Inc (a)	14,537,120
9,000	Guidewire Software Inc (a)	365,940
109,000	IHS Inc Class A (a)	14,788,030
51,000	IMS Health Holdings Inc (a)	1,309,680
27,000	IPG Photonics Corp (a)(d)	1,857,600
67,000	Microchip Technology Inc (d)	3,270,270
118,000	MSCI Inc Class A (a)	5,410,300
182,000	Red Hat Inc (a)	10,059,140
36,000	ServiceNow Inc (a)	2,230,560
9,000	Stratasys Ltd (a)(d)	1,022,670
37,000	Veeva Systems Inc Class A (a)(d)	941,650
18,000	Workday Inc Class A (a)	1,617,480
101,000	Xilinx Inc	4,778,310
		93,748,607
Utilities - 0.68%
236,000	Calpine Corp (a)	5,619,160
TOTAL COMMON STOCK - 94.76% (Cost $533,465,974)		$786,415,278
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical - 0.01%
254,930	Living Social Series E, 0.00%(a)(b)(c)	112,169
Technology - 0.21%
20,098	Dropbox Series A, 0.00%(a)(b)(c)	293,891
98,726	Dropbox Series A-1, 0.00%(a)(b)(c)	1,443,661
		1,737,552
TOTAL CONVERTIBLE PREFERRED STOCK - 0.22% (Cost $2,515,860)		$1,849,721
PREFERRED STOCK
Technology - 0.20%
60,643	Atlassian Inc Class A (a)(b)(c)	970,288
12,149	Atlassian Inc Series 1 (a)(b)(c)	194,384
32,529	Atlassian Inc Series 2 (a)(b)(c)	520,464
		1,685,136
TOTAL PREFERRED STOCK - 0.20% (Cost $1,685,136)		$1,685,136

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PROCE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes - 4.35%
	Federal Home Loan Bank
$1,100,000	0.02%, 07/02/2014	$1,099,999
13,000,000	0.00%, 07/01/2014	13,000,000
21,980,000	Federal Home Loan Mortgage Corp
	0.04%, 07/07/2014	21,979,854
		36,079,853
Repurchase Agreements - 2.76%
$5,428,806	Undivided interest of 13.92% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $5,428,806 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (e)	5,428,806
5,428,806	Undivided interest of 38.19% in a repurchase agreement (principal amount/value $14,215,134 with a maturity value of $14,215,173) with Scotia Capital (USA) Inc, 0.10%, dated 6/30/14 to be repurchased at $5,428,806 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 12/26/14 - 5/15/44, with a value of $14,499,478. (e)	5,428,806
1,142,689	Undivided interest of 4.68% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $1,142,689 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (e)	1,142,689

Principal Amount		Fair Value
Repurchase Agreements - (continued)
$5,428,807	Undivided interest of 6.02% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $5,428,807 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (e)	$5,428,807
5,428,807	Undivided interest of 7.99% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $5,428,807 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (e)	5,428,807
		22,857,915
TOTAL SHORT TERM INVESTMENTS - 7.11% (Cost $58,937,768)		$58,937,768
TOTAL INVESTMENTS - 102.29% (Cost $596,604,738)		$848,887,903
OTHER ASSETS & LIABILITIES, NET - (2.29)%		$(19,007,124)
TOTAL NET ASSETS - 100.00%		$829,880,779

(a)    Non-income producing security.

(b)	Domestic security is fair valued under procedures adopted by the Board of Directors.

(c)	Restricted security; further details of these securities are included in a subsequent table.

(d)	All or a portion of the security is on loan at June 30, 2014.

(e)	Collateral received for securities on loan.

At June 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Atlassian Inc Class A	N/A	N/A	04/09/2014	$970,288	$970,288	0.12%
Atlassian Inc Series 1	N/A	N/A	04/09/2014	194,384	194,384	0.02
Atlassian Inc Series 2	N/A	N/A	04/09/2014 - 05/20/2014	520,464	520,464	0.06

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PROCE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Coupons.com Inc	N/A	N/A	06/01/2011	$1,217,095	$2,222,736	0.27%
Dropbox Inc	N/A	N/A	05/01/2012	146,451	236,657	0.03
Dropbox Series A	0.00	N/A	05/01/2012	181,869	293,891	0.04
Dropbox Series A-1	0.00	N/A	05/01/2012	893,381	1,443,661	0.17
Living Social Series E	0.00	N/A	04/01/2011	1,440,610	112,169	0.01
				$5,564,542	$5,994,250	0.72%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $22,357,888 of securities on loan)(a)	$826,029,988
Repurchase agreements, fair value(b)	22,857,915
Cash	6,145,711
Cash denominated in foreign currencies, fair value(c)	14,195
Subscriptions receivable	1,410,201
Receivable for investments sold	941,548
Dividends receivable	199,306
Total Assets	857,598,864
LIABILITIES:
Payable to investment adviser	717,914
Payable upon return of securities loaned	22,857,915
Redemptions payable	2,114,686
Payable for investments purchased	2,026,297
Payable for distribution fees	1,273
Total Liabilities	27,718,085
NET ASSETS	$829,880,779
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,583,697
Paid-in capital in excess of par	496,618,989
Net unrealized appreciation on investments and foreign currency translations	252,283,154
Undistributed net investment loss	(1,365,926)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	78,760,865
NET ASSETS	$829,880,779
NET ASSETS BY CLASS
Initial Class	$823,334,919
Class L	$6,545,860
CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	35,223,229
Class L	613,742
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$23.37
Class L	$10.67
(a) Cost of investments	$573,746,823
(b) Cost of repurchase agreements	$22,857,915
(c) Cost of cash denominated in foreign currencies	$14,195

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$3,152
Income from securities lending	104,829
Dividends	2,845,564
Foreign withholding tax	(20,112)
Total Income	2,933,433
EXPENSES:
Management fees	4,166,505
Audit fees	11,853
Bank and custodian fees	23,006
Distribution fees - Class L	7,300
Investment administration fees	63,314
Other	46,499
Total Expenses	4,318,477
Less amount reimbursed by investment adviser	19,093
Less amount waived by distributor - Class L	25
Net Expenses	4,299,359
NET INVESTMENT LOSS	(1,365,926)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	70,655,836
Net realized gain on futures contracts	50,405
Net Realized Gain on Investments	70,706,241
Net change in unrealized depreciation on investments and foreign currency translations	(20,613,987)
Net change in unrealized depreciation on futures contracts	(50,540)
Net Change in Unrealized Depreciation on Investments	(20,664,527)
Net Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency	50,041,714
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,675,788

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West T. Rowe Price Mid Cap Growth Fund
OPERATIONS:
Net investment loss	$(1,365,926)	$(3,185,941)
Net realized gain on investments	70,706,241	84,431,749
Net change in unrealized appreciation (depreciation) on investments	(20,664,527)	153,441,602
Net Increase in Net Assets Resulting from Operations	48,675,788	234,687,410
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	—	(400,551)
Class L	—	(84,394)
From net investment income	0	(484,945)
From net realized gains
Initial Class	—	(67,111,613)
Class L	—	(959,869)
From net realized gains	0	(68,071,482)
Total Distributions	0	(68,556,427)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	122,540,654	231,947,282
Class L	2,731,108	5,840,313
Shares issued in reinvestment of distributions
Initial Class	—	67,512,164
Class L	—	1,044,263
Shares redeemed
Initial Class	(192,899,957)	(297,976,678)
Class L	(2,672,663)	(1,420,925)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(70,300,858)	6,946,419
Total Increase (Decrease) in Net Assets	(21,625,070)	173,077,402
NET ASSETS:
Beginning of period	851,505,849	678,428,447
End of period(a)	$829,880,779	$851,505,849
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,455,124	11,221,255
Class L	266,939	541,440
Shares issued in reinvestment of distributions
Initial Class	—	3,085,223
Class L	—	104,143
Shares redeemed
Initial Class	(8,601,913)	(14,524,397)
Class L	(260,874)	(137,445)
Net Increase (Decrease)	(3,140,724)	290,219
(a) Including undistributed net investment loss:	$(1,365,926)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West T. Rowe Price Mid Cap Growth Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$22.03	$17.56	$16.24	$18.31	$14.95	$10.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)(a)	(0.09)(a)	(0.03)(a)	0.23	—	—
Net realized and unrealized gain (loss)	1.38	6.45	2.24	(0.55)	4.12	4.63
Total From Investment Operations	1.34	6.36	2.21	(0.32)	4.12	4.63
LESS DISTRIBUTIONS:
From net investment income	—	(0.01)	(0.12)	(0.24)	—	—
From net realized gains	—	(1.88)	(0.77)	(1.51)	(0.76)	—
Total Distributions	0.00	(1.89)	(0.89)	(1.75)	(0.76)	0.00
NET ASSET VALUE, END OF PERIOD	$23.37	$22.03	$17.56	$16.24	$18.31	$14.95
TOTAL RETURN(b) (c)	6.08%(d)	36.36%	13.67%	(1.69%)	27.55%	44.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$823,335	$845,389	$677,541	$570,148	$553,984	$397,909
Ratio of expenses to average net assets
Before reimbursement	1.03%(e)	1.03%	1.03%	1.04%	1.05%	1.06%
After reimbursement	1.03%(e)	1.03%	1.03%	1.04%	1.05%	1.05%
Ratio of net investment loss to average net assets
Before reimbursement	(0.33%)(e)	(0.42%)	(0.18%)	(0.53%)	(0.09%)	(0.48%)
After reimbursement	(0.33%)(e)	(0.42%)	(0.17%)	(0.53%)	(0.09%)	(0.47%)
Portfolio turnover rate(f)	13%(d)	29%	35%	42%	56%	41%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Performance shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.

(d)	Not annualized for periods less than one full year.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West T. Rowe Price Mid Cap Growth Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07	$8.92	$8.75	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)(b)	(0.07)(b)	(0.03)(b)	0.39
Net realized and unrealized gain	0.63	3.26	1.19	0.15
Total From Investment Operations	0.60	3.19	1.16	0.54
LESS DISTRIBUTIONS:
From net investment income	—	(0.16)	(0.22)	(0.40)
From net realized gains	—	(1.88)	(0.77)	(1.39)
Total Distributions	0.00	(2.04)	(0.99)	(1.79)
NET ASSET VALUE, END OF PERIOD	$10.67	$10.07	$8.92	$8.75
TOTAL RETURN(c) (d)	5.96%(e)	36.06%	13.33%	5.58%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$6,546	$6,117	$888	$292
Ratio of expenses to average net assets
Before reimbursement and waiver	1.92%(f)	2.65%	6.91%	51.98%(f)
After reimbursement and waiver	1.30%(f)	1.30%	1.27%	1.29%(f)
Ratio of net investment loss to average net assets
Before reimbursement and waiver	(1.22%)(f)	(2.00%)	(5.97%)	(51.36%)(f)
After reimbursement and waiver	(0.59%)(f)	(0.65%)	(0.33%)	(0.67%)(f)
Portfolio turnover rate(g)	13%(e)	29%	35%	42%

(a)	Class L inception date was August 12, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.

(e)	Not annualized for periods less than one full year

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events

Semi-Annual Report - June 30, 2014

in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Domestic Common Stock	$745,638,204	$2,222,736	$236,657	$748,097,597
Foreign Common Stock	38,317,681	—	—	38,317,681
Convertible Preferred Stock	—	—	1,849,721	1,849,721
Preferred Stock	—	—	1,685,136	1,685,136
Short Term Investments	—	58,937,768	—	58,937,768
Total Assets	$783,955,885	$61,160,504	$3,771,514	$848,887,903

Semi-Annual Report - June 30, 2014

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2014

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Passive Foreign Investment Corporation securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.  The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund.  The amount waived, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2014

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $108,100,133 and $179,711,153, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $597,212,750. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $262,902,093 and gross depreciation of investments in which there was an excess of tax cost over value of $11,226,940 resulting in net appreciation of $251,675,153.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $22,357,888 and received collateral of $22,857,915 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that for the one-, three-, five- and ten- year periods ended December 31, 2013, the Fund was in the second, second, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2013, the Fund outperformed its benchmark for the one-and ten- year periods ended December 31, 2013. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median and average contractual management fee of its peer group of funds, the Fund’s Management Fee Less Administrative Services Fee was lower than the median and average management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average total annual expense ratio of the funds in its peer group and peer universe and in the second quartile of its peer group of funds (with the first quartile being the lowest expense and the fourth quarter being the highest expense).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014